MAJOR CUSTOMERS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Revenues from customers	$ 11,629,572	$ 8,233,301	$ 6,481,910
Sales revenue [member] | Three Customers [Member]
IfrsStatementLineItems [Line Items]
Revenues from customers	$ 7,410,173	$ 2,533,945	$ 2,764,000
Concentration risk, percentage	64.00%	29.00%	42.00%